Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
7 .	Goodwill and Other Intangible Assets

Intangible assets subject to amortization acquired during the year ended December 31, 2019, including those recorded from businesses acquired, totaled ¥34,259 million, which primarily consist of software of ¥32,334 million. The weighted average amortization periods
for intangible assets in total acquired during the year ended December 31, 2019 are approximately 5 years. The weighted average amortization period for software acquired during the year ended December 31, 2019 is
approximately 5 years.
Intangible assets subject to amortization acquired during the year ended December 31, 2018, including those recorded from businesses acquired, totaled ¥48,004 million, which primarily consist of software of ¥36,859 million, and patent and developed technology
of ¥6,109 million. The weighted average amortization periods for intangible assets in total acquired during the year ended December 31, 2018 are approximately 6 years.
The weighted average amortization periods for software, and patent and developed technology acquired during the year ended December 31, 2018 are approximately 5 years and 11 years, respectively.
The components of intangible assets subject to amortization at December 31, 2019 and 2018 were as follows:

	December 31, 2019		December 31, 2018
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
	(Millions of yen)
Software	370,178	262,405	362,130	244,188
Customer relationships	153,708	35,276	156,679	27,263
Patents and developed technology	123,609	46,263	123,831	36,029
Trademarks	41,688	13,582	44,449	12,062
License fees	15,944	8,482	16,071	6,461
Other	18,972	11,846	19,319	9,859

	724,099	377,854	722,479	335,862

Aggregate amortization expense for the years ended December 31, 2019, 2018 and 2017 was ¥66,909 million, ¥75,783 million and ¥72,169 million, respectively. Estimated amortization expense for intangible assets currently held for the next five years ending December 31 is ¥58,646 million in 2020, ¥51,386 million in 2021, ¥42,866 million in 2022, ¥32,678 million in 2023, and ¥27,818 million in 2024.
Intangible assets not subject to amortization other than goodwill at December 31, 2019 and 2018 were not significant.
For management reporting purposes, goodwill is not allocated to the segments. Goodwill has been allocated to its respective segment for impairment testing.
The changes in the carrying amount of goodwill by segment for the years ended December 31, 2019 and 2018 were as follows:

	Year ended December 31, 2019
	Office	Imaging System	Medical System	Industry and Others	Total
	(Millions of yen)
Goodwill – gross	127,860	48,670	500,896	263,513	940,939
Accumulated impairment losses	(20,770)	—	—	(11,658)	(32,428)

Balance at beginning of year	107,090	48,670	500,896	251,855	908,511
Goodwill acquired during the year	—	—	8,330	—	8,330
Translation adjustments and other	(2,518)	(1,717)	(319)	(13,626)	(18,180)

Goodwill – gross	124,613	46,953	508,907	249,478	929,951
Accumulated impairment losses	(20,041)	—	—	(11,249)	(31,290)

Balance at end of year	104,572	46,953	508,907	238,229	898,661

	Year ended December 31, 2018
	Office	Imaging System	Medical System	Industry and Others	Total
	(Millions of yen)
Goodwill – gross	135,125	52,561	499,915	283,577	971,178
Accumulated impairment losses	(22,069)	—	—	(12,387)	(34,456)

Balance at beginning of year	113,056	52,561	499,915	271,190	936,722
Goodwill acquired during the year	—	—	1,521	6,106	7,627
Translation adjustments and other	(5,966)	(3,891)	(540)	(25,441)	(35,838)

Goodwill – gross	127,860	48,670	500,896	263,513	940,939
Accumulated impairment losses	(20,770)	—	—	(11,658)	(32,428)
Balance at end of year	107,090	48,670	500,896	251,855	908,511